Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0	$ 0	$ 0
Federal and state net operating losses			41,800	7,200
Change of valuation allowance			8,291	$ 2,432
Operating loss carryforwards	$ 54,600		$ 41,800